Taxation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	5.00%
Withholding tax on undistributed earnings	$ 905	$ 634
Income tax expenses	3,797	2,600	971
Unrecognized tax benefits	177	173	170
Beijing Champion Hi-Tech Co Ltd (Beijing Champion)
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%	7.50%	7.50%
China Distance Education Limited (CDEL Hong Kong)
Income Tax Disclosure [Line Items]
Withholding tax on undistributed earnings	905	634
Income tax expenses	$ 271	$ 634